Patents and Licensed Technologies, Net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Patents And Licensed Technologies [Member] | Photomedex, Inc. [Member]
Amortization expense	$ 230	$ 769